Schedule of Movement for Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Credit Loss [Abstract]
Balance at October 1, 2024 and 2023	$ 211,639	$ 66,729
Provision of expected credit losses	234,807	143,581
Effect of exchange rate changes	105	1,329
Balance at September 30, 2025 and 2024	$ 446,551	$ 211,639